BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of short-term borrowings

Components of short-term borrowings as of December 31, 2024 and 2025 were as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Short-term borrowings	2,919,024	1,464,833
Long-term borrowings—current portion	4,014,875	9,190,533
Total short-term borrowings	6,933,899	10,655,366

Schedule of type of short-term borrowings

Details of the Group’s short-term borrowings as of December 31, 2025 are (RMB in thousands):

Type of loan	As of December 31, 2025
Credit loan	1,313,450
Letter of credit loan	195,570
Guaranteed by subsidiaries within the Group	3,945,810
Guaranteed by a third party	363,500
Financings associated with failed sale-leaseback transactions	1,811,610
Collateralized on buildings and equipment of the Group and shareholders of the Group	588,675
Guaranteed and collateralized on bank deposits, buildings, equipment and other assets of the Group and shareholders of the Group	1,584,096
Current portion of other long-term borrowings	852,655
Total	10,655,366

Schedule of long-term borrowings

Components of long-term borrowings as of December 31, 2024 and 2025 were as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Long-term bank borrowings	16,468,489	20,879,140
Long-term financings associated with failed sale-leaseback transactions	4,430,048	3,794,069
Other long-term borrowings	3,759,610	2,724,229
Less: Current portion of long-term bank borrowings	(2,426,643)	(6,526,268)
Less: Current portion of financings associated with failed sale-leaseback Transactions	(1,588,232)	(1,811,610)
Less: Current portion of other long-term borrowings	—	(852,655)
Total long-term borrowings	20,643,272	18,206,905

Schedule of long-term future principal repayments

Future principal repayments on the long-term borrowings are as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31
2026	9,190,533
2027	10,948,573
2028	5,118,899
2029	1,200,267
2030	524,660
Thereafter	414,506
Total	27,397,438

Schedule of long-term bank borrowings

	As of December 31, 2024				As of December 31, 2025
		Current portion		Weighted		Current portion		Weighted
		according to the		average		according to the		average
	Outstanding	repayment	Long-term	interest	Outstanding	repayment	Long-term	interest
Borrowing Term	borrowings	schedule	portion	rates	borrowings	schedule	portion	rates
2-year	3,082,350	732,246	2,350,104	2.27%	4,721,042	2,610,720	2,110,322	2.76%
3-year	7,164,390	889,640	6,274,750	2.72%	9,304,920	2,458,520	6,846,400	2.90%
4-year	244,300	87,475	156,825	2.25%	1,218,325	381,450	836,875	3.29%
5-year	1,587,901	376,612	1,211,289	2.53%	1,213,832	367,369	846,463	2.94%
6-year	799,489	87,039	712,450	2.83%	893,490	220,891	672,599	2.55%
7-year	2,522,591	210,171	2,312,420	2.93%	2,312,412	432,748	1,879,664	2.79%
8-year	669,690	27,904	641,786	3.31%	641,786	27,903	613,883	3.00%
9-year	200,000	8,889	191,111	3.19%	382,222	17,778	364,444	3.26%
10-year	197,778	6,667	191,111	3.04%	191,111	8,889	182,222	3.05%
Total	16,468,489	2,426,643	14,041,846		20,879,140	6,526,268	14,352,872